CORPORATE INFORMATION (Details)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Business acquisition, stock, conversion ratio		0.3288
Conversion description	As such, the shares and corresponding capital amounts and earnings per share related to Clever Leaves’ convertible preferred shares and Clever Leaves’ common shares prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 0.3288 shares (the “Exchange Rate”) established in the Business Combination Agreement.